Intangable Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangable assets, net
	As of December 31, 2020
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$195,560	$195,560	$-
Copyright	847,181	-	847,181
Trademarks	1,308,033	1,308,033	-
Patents	54,598,159	12,728,746	41,869,413
	$56,948,933	$14,232,339	$42,716,594
	As of December 31, 2019
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$182,893	$182,704	$189
Trademarks	1,223,302	1,223,302	-
Patents	54,564,009	7,265,078	47,298,931
	$55,970,204	$8,671,084	$47,299,120

Schedule of future minimum amortization expenses of intangible assets
Year ending December 31,
2021	$5,491,817
2022	5,491,817
2023	5,491,817
2024	5,491,817
2025	5,491,817
Thereafter	15,257,509
$42,716,594